Subsequent events - Additional Information (Detail)					12 Months Ended
	Jan. 05, 2026 shares	Jan. 24, 2025 shares	Jan. 05, 2025 $ / shares	May 14, 2023 $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares $ / shares	Oct. 27, 2025 USD ($)	Oct. 20, 2025 USD ($)
Subsequent events [Line Items]
Share capital | $					$ 328,544,223	$ 281,296,133		$ 27,997,460	$ 27,997,460
Number of share options exercised in share-based payment arrangement		10,000			10,000	489,166	330,750
Exercise price, share options granted | $ / shares				$ 16			$ 16
Proceeds from exercise of options | $					$ 40,000	$ 2,057,500	$ 2,497,500
Potential ordinary share transactions [member]
Subsequent events [Line Items]
Number of shares issued	191,326
Fair value at measurement date share options granted | $ / shares			$ 375,000
Shares issued, deferred share units exercised	25,000
Shares issued from restricted shares units exercised	187,500